SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Long-lived assets	$ 604	$ 602
China
SEGMENT REPORTING
Long-lived assets	578	528
Other
SEGMENT REPORTING
Long-lived assets	$ 26	$ 74